STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Equity [Abstract]
Schedule of assumptions used to calculate the fair value of warrants issued on grant date

The following assumptions were used to calculate the fair value of the Company’s warrants issued as stock based compensation on the date of grant:

	Year Ended September 30,
	2018	2017
Expected term	1.59 to 2 years	—
Expected volatility	73% - 161%	—
Expected dividends	0%	—
Risk-free rates	1.73% - 2.42%	—

Schedule of warrants issued and outstanding

Below is a table summarizing the warrants issued and outstanding as of December 31, 2018 (“Price” reflects the weighted average exercise price per share):

	Warrants	Price
Outstanding at September 30, 2018	805,968	$24.39
Granted
Investor warrants	—	—
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	—	—
Outstanding at December 31, 2018	805,968	$24.39
Exercisable at December 31, 2018	805,968	$24.39

Below is a table summarizing the warrants issued and outstanding as of September 30, 2018 and 2017:

	Warrants	Price
Outstanding at September 30, 2016	614,923	$5.08
Granted
Investor warrants	20,002,560	1.56
Stock-based compensation warrants	—	—
Exercised
Investor warrants	—	—
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	(4,213,331)	3.03
Stock-based compensation warrants	(226,042)	7.37
Outstanding at September 30, 2017	16,178,110	$1.23
Granted
Investor warrants	—	—
Stock-based compensation warrants	250,000	1.00
Exercised
Investor warrants	(270,000)	1.00
Stock-based compensation warrants	—	—
Forfeited or expired
Investor warrants	—	—
Stock-based compensation warrants	(40,000)	4.32
Outstanding at September 30, 2018	16,118,110	$1.22
Exercisable at September 30, 2018	16,118,110	$1.22

Schedule of assumptions used to calculate the fair value of options issued on grant date

The following assumptions were used to calculate the fair value of the Company’s options on the date of grant:

	Year Ended September 30,
	2018	2017
Expected term	3.25-5 years	5.75 years
Expected volatility	101%	91%
Expected dividends	0%	0%
Risk-free rates	1.68%	1.49%

Schedule of stock option activity

Below is a table summarizing the Company’s activity for the three month period ended December 31, 2018 (“Price” reflects the weighted average exercise price per share):

	Options	Price
Outstanding at September 30, 2018	156,625	$57.86
Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2018	156,625	$57.86
Exercisable at December 31, 2018	124,370	$69.40

Below is a table summarizing the options issued and outstanding as of September 30, 2018 (“Price” reflects the weighted average exercise price per share):

	Year Ended September 30,
	2018		2017
	Options	Price	Options	Price
Outstanding October 1	2,250,500	$5.58	2,857,468	$6.66
Granted	1,640,000	$0.67	750,000	$0.65
Exercised	—	$0.00	—	$0.00
Forfeited or expired	(758,000)	$6.05	(1,356,968)	$5.13
Outstanding September 30	3,132,500	$2.89	2,250,500	$5.58
Exercisable September 30	1,967,494	$4.21	1,755,247	$6.00
Weighted average fair value per option granted		$0.44		$0.48

Schedule of restricted stock activity

Below is a table summarizing nonvested restricted stock shares as of September 30, 2018, and changes during the years ended September

30, 2018, and 2017:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at September 30, 2016	600,358	$4.80
Granted	—	—
Vested	(315,179)	4.79
Forfeited	(15,000)	9.78
Nonvested at September 30, 2017	270,179	$4.53
Granted	—	—
Vested	(270,179)	4.53
Forfeited	—	—
Nonvested at September 30, 2018	—	$—